Commitment and Contingencies - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Commitments And Contingencies [Line Items]
Lessee, operating lease, existence of option to terminate	true
Lessee, operating lease, option to terminate	The Company’s corporate headquarters is located in Stevenage, United Kingdom, for which, as of June 30, 2020, the Company leased space for four years under a cancelable lease that can be terminated by either party with six months’ advanced notice. The lease related to this facility is classified as an operating lease.
Lease term	4 years
Rent expense	$ 2,100,000	$ 1,500,000
UCLB | License Agreement
Commitments And Contingencies [Line Items]
Milestones achievement	0		$ 0
Accrued milestone payments	$ 0		$ 0